SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2023	Nov. 14, 2023	Jan. 06, 2023	Apr. 15, 2022	Aug. 01, 2021	Jan. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Feb. 22, 2022
Subsequent Event [Line Items]
Convertible notes payable							$ 480,000	$ 480,000	$ 800,000
Interest rate					5.00%
Proceeds from convertible debt									3,000,000
Share price							$ 0.75
Debt Instrument, Convertible, Conversion Price						$ 0.25
Debt Instrument, Convertible, Stock Price Trigger						0.75	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 16.25	$ 16.25
Warrants and Rights Outstanding, Term						5 years	5 years
Principal amount							$ 200,000,000
Sale of preferred stock, shares				796	1,038,461
Sale of preferred stock				$ 20,000					1,790,000
Common Stock [Member]
Subsequent Event [Line Items]
Convertible notes payable										$ 3,000,000
Debt Instrument, Convertible, Conversion Price										$ 26.00
Sale of preferred stock
Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt							$ 5,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 405,000
Interest rate			8.00%
Proceeds from convertible debt			$ 5,000,000
Share price			$ 0.75
Pre-money valuation			$ 200,000,000
Debt Instrument, Convertible, Conversion Price			$ 0.25
Debt Instrument, Convertible, Stock Price Trigger			0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 16.25
Warrants and Rights Outstanding, Term			5 years
Debt principal amount percentage			200.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Interest rate		20.00%
Principal amount		$ 2,500,000
Purchase price		$ 2,000,000
Original issue discount		20.00%
Debt description		The Note will mature at the earlier of (i) May 16, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event (as defined in the Note), provided that the Company may extend the maturity date to August 16, 2024. The Note is secured by all of the Company’s assets pursuant to a security agreement between the Company and the investor. The Note will be convertible into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Note) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Note if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt description		The Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Note by (ii) the Liquidity Event Price (as defined in the Note); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis.
Subsequent Event [Member] | Consulting Agreement [Member] | Alchemy Advisory L L C [Member]
Subsequent Event [Line Items]
Consulting fees	$ 50,000
Additional consulting fees	$ 50,000
Subsequent Event [Member] | Consulting Agreement [Member] | Common Stock [Member] | Alchemy Advisory L L C [Member]
Subsequent Event [Line Items]
Share price	$ 15
Sale of preferred stock, shares	20,000
Sale of preferred stock	$ 300,000